Schedule of Investments (unaudited)
February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset Intermediate Muni Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 124.9%
Alabama — 7.7%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$811,132
Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corp. Project, Series A	4.300%	3/1/33	100,000	100,867 (a)(b)(c)(d)(e)
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D-1, Refunding	5.500%	2/1/29	200,000	214,394 (c)(e)
Series F	5.500%	12/1/28	2,000,000	2,133,943 (c)(e)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,128,317 (c)(e)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,618,157
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	310,000	307,734 (b)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	239,584 (b)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	400,000	432,958
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	575,000	616,179 (c)(e)
Series D	5.000%	9/1/35	1,600,000	1,793,531
Total Alabama				9,396,796
Alaska — 0.2%

Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B, Refunding	4.000%	12/1/36	250,000	255,832
Arizona — 2.8%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	500,000	510,652 (b)(c)(e)
Intel Corp. Project	3.800%	6/15/28	500,000	510,039 (c)(e)
Intel Corp. Project	4.100%	6/15/28	250,000	254,860 (b)(c)(e)
Intel Corp. Project	4.000%	6/1/29	650,000	668,890 (b)(c)(e)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	509,834
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,003,849
Total Arizona				3,458,124
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	350,000	357,904 (b)
California — 12.3%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	506,374
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,600,000	1,691,899 (c)(e)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	638,274 (c)(e)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	500,000	519,743 (c)(e)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	300,000	324,777 (c)(e)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,400,000	1,532,353 (c)(e)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	600,000	676,373
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	600,000	669,830 (c)(e)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	$350,000	$363,371 (b)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	406,739 (b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	254,951 (b)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	750,000	754,256 (a)(b)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	500,000	597,627
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	600,000	717,153
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	769,555
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	1,980,000	2,106,100
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	350,000	378,617
Community Facilities District No 2023-1	5.500%	9/1/43	250,000	267,599
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	808,140
Series A, Refunding	5.000%	10/1/43	250,000	263,398
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	683,505 (b)
Total California				14,930,634
Colorado — 2.3%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	500,501
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	250,271 (c)(e)
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	400,000	404,062
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	1,000,000	1,138,133 (b)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	350,000	392,384 (a)
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AG	5.000%	12/15/28	125,000	127,641
Total Colorado				2,812,992
Connecticut — 1.5%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	519,421
Connecticut State, GO, Series A	5.000%	4/15/39	1,290,000	1,368,144
Total Connecticut				1,887,565
Florida — 5.0%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	256,819 (b)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	487,647 (b)
Capital Trust Authority, FL, Revenue, AIDS Healthcare Foundation Obligated Group, Series A	4.750%	12/1/42	100,000	102,492
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	1,100,000	1,102,086
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	256,621 (b)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	1,018,037 (b)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	104,104 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	$225,000	$219,137
Orlando Health Obligated Group, Series A	5.000%	10/1/42	250,000	272,008
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	152,035
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AG	5.750%	9/1/54	1,825,000	1,977,523
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.200%	5/1/39	150,000	152,048 (a)
Total Florida				6,100,557
Georgia — 1.7%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	207,053
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	207,462
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	250,000	263,985
Series B	5.000%	6/1/29	1,000,000	1,060,268 (c)(e)
Series C	5.000%	9/1/30	300,000	324,009 (c)(e)
Total Georgia				2,062,777
Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	200,000	203,948
Hawaii — 0.5%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	400,000	370,662
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	150,000	179,190
Total Hawaii				549,852
Illinois — 18.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	509,715
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	1,001,958
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	271,820
Series C, Refunding, AG	5.000%	12/1/32	2,000,000	2,098,098
Series D	5.000%	12/1/46	1,500,000	1,426,742
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	250,000	269,944
Series A	5.500%	1/1/35	250,000	260,482
Series A	5.000%	1/1/40	210,000	211,725
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	510,456
Senior Lien, Series D	5.250%	1/1/37	400,000	407,954
Series C, Refunding	5.000%	1/1/43	600,000	630,269 (b)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	569,760
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	301,529
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Second Lien, Series A, AG	5.250%	1/1/58	$500,000	$522,195
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	611,689
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	630,000	656,188
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	508,050
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	450,000	472,730 (a)(b)(c)(e)
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AG	5.250%	6/15/30	3,000,000	3,046,903
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/37	500,000	579,756
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	511,627
Series A	5.000%	5/1/36	770,000	799,973
Series A	5.000%	5/1/39	300,000	309,165
Series A, Refunding	5.000%	10/1/29	1,300,000	1,384,031
Series B, Refunding	5.000%	9/1/27	600,000	623,373
Series C	5.000%	12/1/41	1,250,000	1,345,717
Series D	5.000%	11/1/27	300,000	313,009
Series D, Refunding	5.000%	7/1/34	400,000	449,555
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	350,000	345,848
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,204,172
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	258,719
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	521,146
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	500,000	116,768
Total Illinois				23,051,066
Indiana — 2.3%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	780,823
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,075,678
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	227,135
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	208,951
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	4.500%	1/1/34	500,000	521,866 (a)(b)
Total Indiana				2,814,453
Kentucky — 2.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	3/2/26	1,200,000	1,207,608 (c)(e)
Series A, Refunding	5.250%	12/1/29	200,000	216,228 (c)(e)
Series C, Refunding	5.000%	5/1/36	1,000,000	1,100,113
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	1,000,000	1,017,051 (b)(c)(e)
Total Kentucky				3,541,000
Louisiana — 2.9%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	477,474
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Louisiana — continued
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AG	5.000%	4/1/38	$1,625,000	$1,668,701 (b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	900,000	899,255 (c)(e)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	508,818 (c)(e)
Total Louisiana				3,554,248
Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	488,811
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	243,489
Total Maryland				732,300
Massachusetts — 3.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	376,542
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	500,000	509,824
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	250,000	259,556
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	201,595
Massachusetts State Port Authority Revenue, Series E	5.000%	7/1/51	500,000	506,964 (b)
Plymouth, MA, GO, Refunding	3.500%	5/1/44	2,000,000	1,832,829
Total Massachusetts				3,687,310
Michigan — 1.5%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/42	1,000,000	1,101,549
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	236,863
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	150,439
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	304,562 (b)
Total Michigan				1,793,413
Mississippi — 0.2%

Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	180,000	190,356
Missouri — 0.9%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	790,592 (b)
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	307,860
Total Missouri				1,098,452
Nebraska — 0.9%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	500,000	566,345
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	491,039
Total Nebraska				1,057,384
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Hampshire — 1.6%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	$950,000	$1,093,068
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	900,000	902,482
Total New Hampshire				1,995,550
New Jersey — 5.9%
New Jersey State EDA Revenue, Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,019,951 (b)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,098,732
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,214,481
Transportation Program, Series CC	4.125%	6/15/50	400,000	385,819
Transportation Program, Series CC	5.250%	6/15/50	500,000	532,429
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	618,714
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	750,000	820,278
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	520,540
Total New Jersey				7,210,944
New Mexico — 0.4%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	400,000	433,629 (c)(e)
New York — 19.2%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	349,865 (a)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,024,319
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	250,000	251,301 (c)(e)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,075,110
Series A-2	5.000%	5/15/30	400,000	433,538 (c)(e)
New York City, NY, GO:
Series A	5.000%	8/1/43	250,000	271,240
Subseries B-1	5.250%	10/1/43	1,000,000	1,093,448
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-1	5.000%	5/1/44	2,000,000	2,155,759
Subseries C-1	4.000%	5/1/39	2,200,000	2,256,652
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,587,012
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	750,000	795,085
Series D, Refunding	5.000%	2/15/41	750,000	804,343
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/30	850,000	881,104 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/32	1,200,000	1,241,965 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	250,000	279,098 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	$250,000	$267,694 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,000,000	2,099,533 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	500,000	502,130 (b)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	500,000	523,251
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	154,481 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	350,000	338,192 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	101,315 (b)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,226,794 (b)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	4.000%	3/15/45	550,000	536,840
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	1,040,000	1,079,612
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	2,000,000	2,099,443
Total New York				23,429,124
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	700,000	545,575
Ohio — 2.1%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	526,541
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	542,069
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	454,863
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	339,109 (b)(c)(e)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	466,395 (a)(b)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	254,125 (b)(c)(e)
Total Ohio				2,583,102
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	300,000	352,959 (b)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	35,000	39,861 (b)
Total Oklahoma				392,820
Pennsylvania — 4.2%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AG	4.000%	12/1/42	250,000	256,662
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	211,177
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	$600,000	$602,528 (c)(e)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	250,000	260,085
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	1,500,000	1,639,401 (b)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	200,000	203,523 (b)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/45	500,000	528,044
Series B, Refunding	5.250%	12/1/47	250,000	267,282
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	525,417
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	150,000	152,875
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	450,000	458,119
Total Pennsylvania				5,105,113
Puerto Rico — 6.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,500,000	1,577,344 (a)
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	400,897 (a)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	10,567
Restructured, Series A-1	5.625%	7/1/27	12,238	12,525
Restructured, Series A-1	5.625%	7/1/29	12,040	12,865
Restructured, Series A-1	5.750%	7/1/31	11,694	12,995
Restructured, Series A-1	4.000%	7/1/33	11,089	11,357
Restructured, Series A-1	4.000%	7/1/35	229,968	233,915
Restructured, Series A-1	4.000%	7/1/37	740,000	741,529
Restructured, Series A-1	4.000%	7/1/41	111,631	108,346
Restructured, Series A-1	4.000%	7/1/46	12,097	10,922
Subseries CW	0.000%	11/1/43	42,605	29,131 (e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	157,000	150,768
Restructured, Series A-1	4.550%	7/1/40	50,000	50,335
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,493,082
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,395,948
Total Puerto Rico				7,252,526
Rhode Island — 0.2%

Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/45	200,000	206,660
South Carolina — 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.359%	3/1/31	250,000	259,981 (c)(e)
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	471,022
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	415,083 (b)
Total South Carolina				1,146,086
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tennessee — 3.1%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$750,000	$702,668
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	3,000,000	3,134,028 (c)(e)
Total Tennessee				3,836,696
Texas — 6.7%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	250,169
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/39	350,000	381,007 (b)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	518,340
Central Texas Turnpike System Revenue, Second Tier, Series C, Refunding	5.000%	8/15/40	300,000	336,019
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	600,000	570,636
Galveston, TX, Wharves & Terminal Revenue, First Lien, Series A	5.250%	8/1/35	750,000	836,391 (b)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	300,000	336,312 (c)(e)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	1,250,000	1,190,657
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	300,000	290,332
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	518,789 (b)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	210,000	231,107 (b)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	473,271 (b)
Subordinated, Series A, Refunding	5.000%	7/1/36	1,055,000	1,099,603 (b)
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	400,000	381,026
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	91,346 (b)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	150,000	157,287 (b)(c)(e)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	175,000	176,278
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	318,905 (b)
Total Texas				8,157,475
Utah — 0.3%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	250,420
Utah State Infrastructure Agency, Telecommunications Revenue, Series 2021	4.000%	10/15/36	100,000	100,382
Total Utah				350,802
Virginia — 3.2%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	217,271
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	5.250%	7/1/48	250,000	265,091
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,271,895
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,333,210 (b)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	507,888 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	$250,000	$264,741
Total Virginia				3,860,096
Washington — 0.9%

Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	8/1/37	1,000,000	1,105,008 (b)
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	154,499 (b)(c)(e)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	170,000	186,361 (a)(b)(c)(e)
Total West Virginia				340,860
Wisconsin — 0.6%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	150,000	151,747
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	500,000	537,886
Total Wisconsin				689,633

Total Municipal Bonds (Cost — $148,607,518)				152,178,662
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 4.6%
New York — 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,625,000	1,712,792
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	4.000%	3/15/45	1,925,000	1,874,068
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	1,900,000	1,987,392

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,520,044)				5,574,252
Total Investments before Short-Term Investments (Cost — $154,127,562)				157,752,914

Short-Term Investments — 10.1%
Municipal Bonds — 10.1%
Arizona — 0.1%

Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	0.950%	2/1/48	145,000	145,000 (g)(h)
California — 0.3%
Regents of the University of California, CA, General Revenue, Series AL-2, Refunding	0.400%	5/15/48	100,000	100,000 (g)(h)
San Francisco, CA, City & County Airport Commission of International Airport Revenue, Second Series B, LOC - Barclays Bank PLC	1.150%	5/1/58	300,000	300,000 (g)(h)
Total California				400,000
Colorado — 0.6%
Colorado State Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series F-2, LOC - TD Bank N.A.	1.900%	7/1/41	200,000	200,000 (g)(h)
Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	0.900%	12/1/52	375,000	375,000 (g)(h)
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.950%	11/15/39	100,000	100,000 (g)(h)
Total Colorado				675,000
Connecticut — 0.2%

Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	1.870%	11/15/48	250,000	250,000 (g)(h)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

District of Columbia — 1.9%

District of Columbia Multi-Modal Revenue, Series A, LOC - TD Bank N.A.	1.850%	8/15/38	$2,300,000	$2,300,000 (g)(h)
Florida — 0.1%

Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-3, Refunding	1.830%	11/15/33	100,000	100,000 (g)(h)
Illinois — 1.1%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	0.800%	8/1/44	1,300,000	1,300,000 (g)(h)
Indiana — 0.2%

Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	1.000%	10/1/40	300,000	300,000 (g)(h)
Maryland — 0.8%

Maryland State Health & Higher EFA Revenue, The Johns Hopkins Health System, Refunding, LOC - TD Bank N.A.	0.900%	6/1/46	1,000,000	1,000,000 (g)(h)
Mississippi — 1.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series E	1.000%	12/1/30	1,600,000	1,600,000 (g)(h)
Chevron USA Inc. Project, Series L	0.950%	11/1/35	100,000	100,000 (g)(h)
Total Mississippi				1,700,000
Missouri — 0.2%

Missouri State HEFA Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	1.000%	10/1/35	200,000	200,000 (g)(h)
New York — 0.5%
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	1.000%	11/15/50	100,000	100,000 (g)(h)
New York City, NY, GO:
Subseries A-4, SPA - TD Bank N.A.	0.950%	9/1/49	100,000	100,000 (g)(h)
Subseries E-5, LOC - TD Bank N.A.	0.950%	3/1/48	100,000	100,000 (g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	0.950%	6/15/44	300,000	300,000 (g)(h)
Total New York				600,000
Oregon — 0.6%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.950%	8/1/34	700,000	700,000 (g)(h)
Pennsylvania — 0.4%
Philadelphia, PA, Authority for IDR, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	0.850%	7/1/54	200,000	200,000 (g)(h)
Philadelphia, PA, IDA, Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.880%	12/1/34	300,000	300,000 (g)(h)
Total Pennsylvania				500,000
Texas — 0.2%

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	0.550%	11/15/50	200,000	200,000 (g)(h)
West Virginia — 0.7%

West Virginia State Hospital Finance Authority Revenue, West Virginia University Health System Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	1.870%	6/1/34	900,000	900,000 (g)(h)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — 0.8%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.900%	4/1/48	$200,000	$200,000 (g)(h)
Wisconsin State Housing and EDA Revenue, Series E, Refunding, SPA - FHLB	2.100%	9/1/35	800,000	800,000 (b)(g)(h)
Total Wisconsin				1,000,000

Total Municipal Bonds (Cost — $12,270,000)				12,270,000
			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $59,003)	3.603%		59,003	59,003 (i)(j)

Total Short-Term Investments (Cost — $12,329,003)				12,329,003
Total Investments — 139.6% (Cost — $166,456,565)				170,081,917
Variable Rate Demand Preferred Stock, at Liquidation Value — (38.9)%				(47,400,000)
TOB Floating Rate Notes — (2.5)%				(3,000,000)
Other Assets in Excess of Other Liabilities — 1.8%				2,190,345
Total Net Assets Applicable to Common Shareholders — 100.0%				$121,872,262

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $59,003 and the cost was $59,003 (Note 2).

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$152,178,662	—	$152,178,662
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,574,252	—	5,574,252
Total Long-Term Investments	—	157,752,914	—	157,752,914
Short-Term Investments†:
Municipal Bonds	—	12,270,000	—	12,270,000
Money Market Funds	$59,003	—	—	59,003
Total Short-Term Investments	59,003	12,270,000	—	12,329,003
Total Investments	$59,003	$170,022,914	—	$170,081,917

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$21,486	$871,514	871,514	$833,997	833,997

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$407	—	$59,003

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report